Financial Instruments - Summary of Contractually Fixed and Variable Pay-offs for Settlement, Repayments and Interest Resulting from Recognized Financial Liabilities (Detail) $ in Millions	Dec. 31, 2019 MXN ($)
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)
2020 [member]
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	828
2020 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	9,423
2020 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	2,064
2021 [member]
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	1,015
2021 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	2,500
2021 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	912
2022 [member]
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	1,032
2022 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	1,500
2022 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	67
2023 [member]
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	979
2023 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	24,461
2023 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	35
2024 [member]
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	427
2024 [member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	0
2024 [member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	23
2025 and there after [Member]
Non-derivative financial liabilities:
Derivatives financial liabilities (assets)	1,517
2025 and there after [Member] | Notes and bonds [member]
Non-derivative financial liabilities:
Financial liabilities	19,807
2025 and there after [Member] | Loans from banks [member]
Non-derivative financial liabilities:
Financial liabilities	$ 9,400